Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Line Items]
Schedule of Equity Warrants

As of September 30, 2024, the following equity warrants were outstanding:

Outstanding		Expiry date	Weighted average exercise price ($)
250,000		August 28, 2026	3.00
99,998		March 12, 2027	3.00
28,571,425	[1]	October 30, 2029	0.38	[1]
28,571,425	[2]	April 30, 2027	0.38	[2]
1,428,571		March 24, 2028	0.34
58,921,419			0.39

As of December 31, 2023, the following equity warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
250,000	August 28, 2026	3.00
99,998	March 12, 2027	3.00
349,998		3.00

Schedule of Black-Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option pricing model:

Initial recognition
Risk-free interest rate	5.12-5.44%
Expected life	0.5-1 years
Expected dividend rate	0.00%
Expected volatility	100%

Schedule of Stock Options

The continuity of stock options for the nine months ended September 30, 2024, and December 31, 2023, is summarized below:

	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2022	1,366,167	1.08
Granted	234,000	5.00
Forfeited	(14,583)	0.60
Exercised	(62,500)	0.60
Outstanding, December 31, 2023	1,523,084	1.71
Granted	92,500	1.54
Forfeited	(394,990)	2.20
Exercised	-	-
Outstanding, September 30, 2024	1,220,594	1.52

The continuity of stock options for the years ended December 31, 2023 and 2022 is summarized below:

	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2021	1,133,334	$0.60
Granted	412,000	2.19
Forfeited	(137,500)	0.60
Exercised	(41,667)	0.60
Outstanding, December 31, 2022	1,366,167	1.08
Granted	234,000	5.00
Forfeited	(14,583)	0.60
Exercised	(62,500)	0.60
Outstanding, December 31, 2023	1,523,084	1.71

Schedule of Right To Purchase One Common Stock Option Held

As of September 30, 2024, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:

Outstanding	Vested	Expiry date	Weighted average exercise price ($)
816,677	763,203	February 8, 2031	0.60
35,417	35,417	February 27, 2031	0.60
5,000	3,021	April 25, 2032	0.60
16,000	9,000	June 1, 2032	1.34
16,000	8,000	September 30, 2032	1.34
80,000	40,000	September 30, 2032	5.00
10,000	4,792	October 15, 2032	1.34
5,000	2,292	November 1, 2032	5.00
10,000	3,958	March 2, 2033	5.00
50,000	16,666	April 16, 2033	5.00
80,000	28,333	May 1, 2033	5.00
10,000	3,125	June 27, 2033	5.00
1,500	438	July 1, 2033	5.00
5,000	-	February 12, 2034	5.00
80,000	-	March 5, 2034	1.00
1,220,594	918,245

As of December 31, 2023, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:

Outstanding	Vested	Expiry date	Weighted average exercise price ($)
841,667	613,722	February 8, 2031	0.60
35,417	35,417	February 27, 2031	0.60
45,000	18,750	April 25, 2032	0.60
16,000	6,000	June 1, 2032	1.34
110,000	38,958	July 1, 2032	1.34
100,000	33,333	August 8, 2032	1.34
16,000	2,708	September 30, 2032	1.34
80,000	25,000	September 30, 2032	5.00
10,000	2,918	October 15, 2032	1.34
10,000	5,000	November 1, 2032	1.34
5,000	1,354	November 1, 2032	5.00
20,000	5,000	December 12, 2032	5.00
10,000	-	February 1, 2033	5.00
50,000	-	April 16, 2033	5.00
80,000	-	May 1, 2033	5.00
80,000	-	January 25, 2033	5.00
10,000	-	June 27, 2033	5.00
2,500	-	July 10, 2033	5.00
1,500	-	July 1, 2033	5.00
1,523,084	788,160		2.62

Equity Option [Member]
Equity [Line Items]
Schedule of Black-Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option pricing model:

	September 30, 2024	December 31, 2023
Risk-free interest rate	3.95% – 4.19%	3.39% –3.86%
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100%	100%
Forfeiture rate	0.00%	0.00%

The following assumptions were used in the Black-Scholes option pricing model:

	December 31, 2023	December 31, 2022
Risk-free interest rate	3.39% - 3.86%	2.81% - 4.07%
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100%	100%
Forfeiture rate	0.00%	0.00%